Fund summaries
Putnam VT Absolute Return 500 Fund
PUTNAM VT ABSOLUTE RETURN 500 FUND
Goal
Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Absolute Return 500 Fund		Class IA	Class IB
Share class		Class IA	Class IB
Management fees		0.73%	0.73%
Distribution and service (12b-1) fees			0.25%
Other expenses		1.62%	1.62%
Total annual fund operating expenses		2.35%	2.60%
Expense reimbursement	[1]	(1.45%)	(1.45%)
Total annual fund operating expenses after expense reimbursement		0.90%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam VT Absolute Return 500 Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	92	117
3 years	594	670
5 years	1,123	1,250
10 years	2,574	2,826

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period May 2, 2011 through December 31, 2011 was 240%.
Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors seeking a positive total return in excess of inflation by 500 basis points on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

Performance
Performance information will be available after the fund completes a full calendar year of operation.
Putnam VT American Government Income Fund
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
Goal
Putnam VT American Government Income Fund seeks high current income with preservation of capital as its secondary objective.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT American Government Income Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.21%	0.21%
Total annual fund operating expenses	0.61%	0.86%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT American Government Income Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	62	88
3 years	195	274
5 years	340	477
10 years	762	1,061

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 361%.
Investments
We invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds), or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds); and that have short- to long-term maturities. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term bonds. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 -0.24% Best calendar quarter Q1 09 5.84% Worst calendar quarter Q2 04 -2.82%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT American Government Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		7.09%	8.38%	6.03%
Class IB	Class IB		6.79%	8.11%	5.77%
Barclays Capital Government Bond Index	Barclays Capital Government Bond Index	(no deduction for fees or expenses)	9.02%	6.56%	5.59%

Putnam VT Capital Opportunities Fund
PUTNAM VT CAPITAL OPPORTUNITIES FUND
Goal
Putnam VT Capital Opportunities Fund seeks long-term growth of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Capital Opportunities Fund		Class IA	Class IB
Share class		Class IA	Class IB
Management fees		0.63%	0.63%
Distribution and service (12b-1) fees			0.25%
Other expenses		0.35%	0.35%
Total annual fund operating expenses		0.98%	1.23%
Expense reimbursement	[1]	(0.04%)	(0.04%)
Total annual fund operating expenses after expense reimbursement		0.94%	1.19%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/30/13. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam VT Capital Opportunities Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	96	121
3 years	308	386
5 years	538	672
10 years	1,198	1,485

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 35%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 15.73% Best calendar quarter Q2 09 24.01% Worst calendar quarter Q4 08 -24.85%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Capital Opportunities Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
Class IA	Class IA		(5.88%)	1.01%	8.76%	May 01, 2003
Class IB	Class IB		(6.11%)	0.75%	8.49%	May 01, 2003
Russell 2500 Index	Russell 2500 Index	(no deduction for fees or expenses)	(2.51%)	1.24%	9.53%	May 01, 2003

Putnam VT Diversified Income Fund
PUTNAM VT DIVERSIFIED INCOME FUND
Goal
Putnam VT Diversified Income Fund seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Diversified Income Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.21%	0.21%
Total annual fund operating expenses	0.76%	1.01%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Diversified Income Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	78	103
3 years	243	322
5 years	422	558
10 years	942	1,236

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 155%.
Investments
We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 5.65% Best calendar quarter Q2 09 18.40% Worst calendar quarter Q4 08 -21.54%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Diversified Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(3.17%)	4.03%	6.50%
Class IB	Class IB		(3.43%)	4.05%	6.37%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees or expenses)	7.84%	6.50%	5.78%
Citigroup Non-U.S. World Government Bond Index	Citigroup Non-U.S. World Government Bond Index	(no deduction for fees or expenses)	5.17%	7.23%	8.36%
JPMorgan Developed High Yield Index	JPMorgan Developed High Yield Index	(no deduction for fees or expenses)	6.59%	7.88%	9.24%

Putnam VT Equity Income Fund
PUTNAM VT EQUITY INCOME FUND
Goal
Putnam VT Equity Income Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Equity Income Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.48%	0.48%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.16%	0.16%
Acquired fund fees and expenses	0.05%	0.05%
Total annual fund operating expenses	0.69%	0.94%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Equity Income Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	70	96
3 years	221	300
5 years	384	520
10 years	859	1,155

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 66%.
Investments
We invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 12.29% Best calendar quarter Q2 09 18.31% Worst calendar quarter Q4 08 -18.93%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Equity Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
Class IA	Class IA		2.07%	1.01%	7.06%	May 01, 2003
Class IB	Class IB		1.92%	0.78%	6.80%	May 01, 2003
Russell 1000 Value Index	Russell 1000 Value Index	(no deduction for fees or expenses)	0.39%	(2.64%)	6.14%	May 01, 2003

Putnam VT George Putnam Balanced Fund
PUTNAM VT GEORGE PUTNAM BALANCED FUND
Goal
Putnam VT George Putnam Balanced Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT George Putnam Balanced Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.53%	0.53%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.21%	0.21%
Total annual fund operating expenses	0.74%	0.99%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT George Putnam Balanced Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	76	101
3 years	237	315
5 years	411	547
10 years	918	1,213

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 100%.
Investments
We invest mainly in a combination of bonds and U.S. value stocks of large and midsize U.S. companies, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies.

Value stocks may fail to rebound, and the market may not favor value-style investing. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds. Bond investments are also subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 7.84% Best calendar quarter Q2 09 13.04% Worst calendar quarter Q4 08 -27.53%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT George Putnam Balanced Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		2.88%	(2.81%)	1.67%
Class IB	Class IB		2.77%	(3.06%)	1.42%
Russell 1000 Value Index	Russell 1000 Value Index	(no deduction for fees or expenses)	0.39%	(2.64%)	3.89%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees or expenses)	7.84%	6.50%	5.78%
George Putnam Blended Index	George Putnam Blended Index	(no deduction for fees or expenses)	4.21%	2.08%	5.42%

The George Putnam Blended Index is an unmanaged index administered by Putnam Investment Management, LLC, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays Capital U.S. Aggregate Bond Index.
Putnam VT Global Asset Allocation Fund
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Goal
Putnam VT Global Asset Allocation Fund seeks long-term return consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Global Asset Allocation Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.60%	0.60%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.28%	0.28%
Total annual fund operating expenses	0.88%	1.13%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Global Asset Allocation Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	90	115
3 years	281	359
5 years	488	622
10 years	1,084	1,375

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 131%.
Investments
We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 9.43% Best calendar quarter Q2 09 16.12% Worst calendar quarter Q4 08 -19.54%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Global Asset Allocation Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(0.18%)	1.38%	4.26%
Class IB	Class IB		(0.42%)	1.17%	4.07%
Russell 3000 Index	Russell 3000 Index	(no deduction for fees or expenses)	1.03%	(0.01%)	3.51%
Putnam Balanced Blended Benchmark	Putnam Balanced Blended Benchmark	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends in the case of the MSCI Index)	2.58%	2.63%	5.09%

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Barclays Capital U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.
Putnam VT Global Equity Fund
PUTNAM VT GLOBAL EQUITY FUND
Goal
Putnam VT Global Equity Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Global Equity Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.22%	0.22%
Total annual fund operating expenses	0.92%	1.17%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Global Equity Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	94	119
3 years	293	372
5 years	509	644
10 years	1,131	1,420

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 87%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 15.05% Best calendar quarter Q2 09 22.27% Worst calendar quarter Q4 08 -23.60%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Global Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(4.78%)	(3.94%)	2.39%
Class IB	Class IB		(4.95%)	(4.16%)	2.14%
MSCI World Index (ND)	MSCI World Index (ND)	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	(5.54%)	(2.37%)	3.62%

Putnam VT Global Health Care Fund
PUTNAM VT GLOBAL HEALTH CARE FUND
Goal
Putnam VT Global Health Care Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Global Health Care Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.21%	0.21%
Total annual fund operating expenses	0.84%	1.09%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Global Health Care Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	86	111
3 years	268	347
5 years	466	601
10 years	1,037	1,329

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 31%.
Investments
For this non-diversified fund concentrating in the health care industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that manufacture health care supplies or provide health care-related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The health care industries may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short-selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower.

Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

Year-to-date performance through 3/31/12 10.79% Best calendar quarter Q3 10 12.65% Worst calendar quarter Q3 11 -17.93%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Global Health Care Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(0.89%)	1.28%	2.40%
Class IB	Class IB		(1.18%)	1.01%	2.14%
MSCI World Health Care Index (ND)	MSCI World Health Care Index (ND)	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	9.46%	1.69%	3.13%

Putnam VT Global Utilities Fund
PUTNAM VT GLOBAL UTILITIES FUND
Goal
Putnam VT Global Utilities Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Global Utilities Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.20%	0.20%
Total annual fund operating expenses	0.83%	1.08%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Global Utilities Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	85	110
3 years	265	343
5 years	460	595
10 years	1,025	1,317

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.
Investments
For this non-diversified fund concentrating in the utilities industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The utilities industries may be affected by increases in fuel costs, technological obsolescence, changes in regulatory policies and deregulation. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short-selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 3.35% Best calendar quarter Q2 03 18.66% Worst calendar quarter Q3 08 -19.64%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Global Utilities Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(5.19%)	(2.68%)	3.46%
Class IB	Class IB		(5.41%)	(2.92%)	3.20%
MSCI World Utilities Index (ND)	MSCI World Utilities Index (ND)	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	(3.28%)	(2.69%)	6.34%

Putnam VT Growth and Income Fund
PUTNAM VT GROWTH AND INCOME FUND
Goal
Putnam VT Growth and Income Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Growth and Income Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.48%	0.48%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.63%	0.88%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Growth and Income Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	64	90
3 years	202	281
5 years	351	488
10 years	786	1,084

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 44%.
Investments
We invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 14.19% Best calendar quarter Q2 09 19.55% Worst calendar quarter Q4 08 -21.39%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Growth and Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(4.44%)	(3.76%)	1.57%
Class IB	Class IB		(4.64%)	(3.99%)	1.32%
Russell 1000 Value Index	Russell 1000 Value Index	(no deduction for fees or expenses)	0.39%	(2.64%)	3.89%

Putnam VT Growth Opportunities Fund
PUTNAM VT GROWTH OPPORTUNITIES FUND
Goal
Putnam VT Growth Opportunities Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Growth Opportunities Fund		Class IA	Class IB
Share class		Class IA	Class IB
Management fees		0.56%	0.56%
Distribution and service (12b-1) fees			0.25%
Other expenses		0.41%	0.41%
Total annual fund operating expenses		0.97%	1.22%
Expense reimbursement	[1]	(0.11%)	(0.11%)
Total annual fund operating expenses after expense reimbursement		0.86%	1.11%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/30/13. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam VT Growth Opportunities Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	88	113
3 years	298	376
5 years	526	660
10 years	1,180	1,468

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 52%.
Investments
We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 18.22% Best calendar quarter Q2 09 17.31% Worst calendar quarter Q4 08 -21.27%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Growth Opportunities Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(3.86%)	1.05%	0.63%
Class IB	Class IB		(4.13%)	0.80%	0.38%
Russell 1000 Growth Index	Russell 1000 Growth Index	(no deduction for fees or expenses)	2.64%	2.50%	2.60%

Putnam VT High Yield Fund
PUTNAM VT HIGH YIELD FUND
Goal
Putnam VT High Yield Fund seeks high current income.
Capital growth is a secondary goal when consistent with achieving high current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT High Yield Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.57%	0.57%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.17%	0.17%
Total annual fund operating expenses	0.74%	0.99%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT High Yield Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	76	101
3 years	237	315
5 years	411	547
10 years	918	1,213

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.
Investments
We invest mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 5.84% Best calendar quarter Q2 09 18.84% Worst calendar quarter Q4 08 -19.22%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT High Yield Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		1.85%	6.03%	7.93%
Class IB	Class IB		1.75%	5.78%	7.67%
JPMorgan Developed High Yield Index	JPMorgan Developed High Yield Index	(no deduction for fees or expenses)	6.59%	7.88%	9.24%

Putnam VT Income Fund
PUTNAM VT INCOME FUND
Goal
Putnam VT Income Fund seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Income Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.18%	0.18%
Total annual fund operating expenses	0.58%	0.83%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Income Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	59	85
3 years	186	265
5 years	324	460
10 years	726	1,025

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 263%.
Investments
We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 2.44% Best calendar quarter Q2 09 14.35% Worst calendar quarter Q4 08 -17.63%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		5.16%	6.52%	5.74%
Class IB	Class IB		5.00%	6.25%	5.48%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees or expenses)	7.84%	6.50%	5.78%

Putnam VT International Equity Fund
PUTNAM VT INTERNATIONAL EQUITY FUND
Goal
Putnam VT International Equity Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT International Equity Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.17%	0.17%
Total annual fund operating expenses	0.87%	1.12%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT International Equity Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	89	114
3 years	278	356
5 years	482	617
10 years	1,073	1,363

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 91%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that we believe have favorable investment potential. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 14.86% Best calendar quarter Q2 09 22.55% Worst calendar quarter Q3 11 -24.07%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT International Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(16.71%)	(6.88%)	2.25%
Class IB	Class IB		(16.93%)	(7.10%)	2.00%
MSCI EAFE Index	MSCI EAFE Index (ND)	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	(12.14%)	(4.72%)	4.67%

Putnam VT International Growth Fund
PUTNAM VT INTERNATIONAL GROWTH FUND
Goal
Putnam VT International Growth Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT International Growth Fund		Class IA	Class IB
Share class		Class IA	Class IB
Management fees		0.93%	0.93%
Distribution and service (12b-1) fees			0.25%
Other expenses		0.33%	0.33%
Total annual fund operating expenses		1.26%	1.51%
Expense reimbursement	[1]	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursement		1.24%	1.49%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/30/13. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam VT International Growth Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	126	152
3 years	398	475
5 years	690	822
10 years	1,521	1,800

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 112%.
Investments
We invest mainly in common stocks of companies of any size in established and emerging markets outside the United States. We invest mainly in growth stocks, which are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 14.94% Best calendar quarter Q2 09 23.00% Worst calendar quarter Q3 11 -24.72%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT International Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(17.65%)	(3.40%)	5.18%
Class IB	Class IB		(17.90%)	(3.66%)	4.92%
MSCI EAFE Growth Index (ND)	MSCI EAFE Growth Index (ND)	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	(12.11%)	(3.16%)	4.27%

Putnam VT International Value Fund
PUTNAM VT INTERNATIONAL VALUE FUND
Goal
Putnam VT International Value Fund seeks capital growth.
Current income is a secondary objective.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT International Value Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.23%	0.23%
Total annual fund operating expenses	0.93%	1.18%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT International Value Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	95	120
3 years	296	375
5 years	515	649
10 years	1,143	1,432

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.
Investments
We invest mainly in common stocks of companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsize and large companies, although we can invest in companies of any size. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 12.20% Best calendar quarter Q2 09 23.79% Worst calendar quarter Q4 08 -23.24%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT International Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(13.52%)	(7.36%)	3.73%
Class IB	Class IB		(13.78%)	(7.61%)	3.46%
MSCI EAFE Value Index (ND)	MSCI EAFE Value Index (ND)	(no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	(12.17%)	(6.33%)	4.98%

As of July 1, 2011, the MSCI EAFE Value Index (ND) replaced the S&P Developed/Ex-U.S. LargeMidCap Value Index as the primary benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the MSCI EAFE Value Index (ND) is more widely recognized and provides greater product clarity for shareholders and financial intermediaries who provide ongoing services to shareholders. The average annual total returns of the S&P Developed/Ex-U.S. LargeMidCap Value Index for the one-year, five-year and ten-year periods ending on December 31, 2011 were –11.72%, –3.51% and 6.66%, respectively.
Putnam VT Investors Fund
PUTNAM VT INVESTORS FUND
Goal
Putnam VT Investors Fund seeks long-term growth of capital and any increased income that results from this growth.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Investors Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.56%	0.56%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.17%	0.17%
Total annual fund operating expenses	0.73%	0.98%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Investors Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	75	100
3 years	233	312
5 years	406	542
10 years	906	1,201

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 14.44% Best calendar quarter Q2 09 18.61% Worst calendar quarter Q4 08 -21.46%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Investors Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		0.29%	(2.85%)	1.70%
Class IB	Class IB		0.04%	(3.09%)	1.45%
S&P 500 Index	S&P 500 Index	(no deduction for fees or expenses)	2.11%	(0.25%)	2.92%

Putnam VT Money Market Fund
PUTNAM VT MONEY MARKET FUND
Goal
Putnam VT Money Market Fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Money Market Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.29%	0.29%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.17%	0.17%
Total annual fund operating expenses	0.46%	0.71%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Money Market Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	47	73
3 years	148	227
5 years	258	395
10 years	579	883

Investments
We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund. The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 0.00% Best calendar quarter Q3 07 1.27% Worst calendar quarter Q4 10 0.00%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Money Market Fund	Label	1 year	5 years	10 years
Class IA	Class IA	0.01%	1.63%	1.87%
Class IB	Class IB	0.01%	1.50%	1.67%
Lipper VP (Underlying Funds) Money Market Funds Category Average	Lipper VP (Underlying Funds) Money Market Funds Category Average	(0.03%)	1.42%	1.72%

Putnam VT Multi-Cap Growth Fund
PUTNAM VT MULTI-CAP GROWTH FUND
Goal
Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Multi-Cap Growth Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.56%	0.56%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.16%	0.16%
Total annual fund operating expenses	0.72%	0.97%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Multi-Cap Growth Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	74	99
3 years	230	309
5 years	401	536
10 years	894	1,190

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.
Investments
We invest mainly in common stocks of U.S. companies of any size, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 18.06% Best calendar quarter Q2 03 16.83% Worst calendar quarter Q4 08 -22.18%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Multi-Cap Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(4.88%)	(0.34%)	1.90%
Class IB	Class IB		(5.08%)	(0.58%)	1.65%
Russell 3000 Growth Index	Russell 3000 Growth Index	(no deduction for fees or expenses)	2.18%	2.46%	2.74%

Putnam VT Multi-Cap Value Fund
PUTNAM VT MULTI-CAP VALUE FUND
Goal
Putnam VT Multi-Cap Value Fund seeks capital appreciation and, as a secondary objective, current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Multi-Cap Value Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.56%	0.56%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.28%	0.28%
Total annual fund operating expenses	0.84%	1.09%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Multi-Cap Value Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	86	111
3 years	268	347
5 years	466	601
10 years	1,037	1,329

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 82%.
Investments
We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.

However, prior to becoming Putnam VT Multi-Cap Value Fund on September 1, 2010, the fund (as Putnam VT Mid-Cap Value Fund) invested at least 80% of its net assets in midsize companies, and the performance information below may have differed if the fund had instead pursued a multi-cap value investment strategy during the time periods presented. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

Year-to-date performance through 3/31/12 15.02% Best calendar quarter Q2 09 24.85% Worst calendar quarter Q4 08 -26.41%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Multi-Cap Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
Class IA	Class IA		(4.87%)	(0.75%)	7.49%	May 01, 2003
Class IB	Class IB		(5.12%)	(1.00%)	7.22%	May 01, 2003
Russell 3000 Value Index	Russell 3000 Value Index	(no deduction for fees or expenses)	(0.10%)	(2.58%)	6.31%	May 01, 2003

Putnam VT Research Fund
PUTNAM VT RESEARCH FUND
Goal
Putnam VT Research Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Research Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.56%	0.56%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.27%	0.27%
Total annual fund operating expenses	0.83%	1.08%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Research Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	85	110
3 years	265	343
5 years	460	595
10 years	1,025	1,317

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 13.92% Best calendar quarter Q2 09 18.46% Worst calendar quarter Q4 08 -24.03%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Research Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(1.41%)	(0.95%)	1.69%
Class IB	Class IB		(1.75%)	(1.21%)	1.44%
S&P 500 Index	S&P 500 Index	(no deduction for fees or expenses)	2.11%	(0.25%)	2.92%

Putnam VT Small Cap Value Fund
PUTNAM VT SMALL CAP VALUE FUND
Goal
Putnam VT Small Cap Value Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Small Cap Value Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.15%	0.15%
Acquired fund fees and expenses	0.11%	0.11%
Total annual fund operating expenses	0.89%	1.14%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Small Cap Value Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	91	116
3 years	284	362
5 years	493	628
10 years	1,096	1,386

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.
Investments
We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in small companies of a size similar to those in the Russell 2000 Value Index. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 12.83% Best calendar quarter Q2 09 25.25% Worst calendar quarter Q4 08 -28.70%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Small Cap Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(4.54%)	(3.30%)	5.20%
Class IB	Class IB		(4.73%)	(3.53%)	4.94%
Russell 2000 Value Index	Russell 2000 Value Index	(no deduction for fees or expenses)	(5.50%)	(1.87%)	6.40%

Putnam VT Voyager Fund
PUTNAM VT VOYAGER FUND
Goal
Putnam VT Voyager Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Voyager Fund	Class IA	Class IB
Share class	Class IA	Class IB
Management fees	0.56%	0.56%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.16%	0.16%
Total annual fund operating expenses	0.72%	0.97%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Voyager Fund (USD $)	Class IA	Class IB
Share class	Class IA	Class IB
1 year	74	99
3 years	230	309
5 years	401	536
10 years	894	1,190

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 164%.
Investments
We invest mainly in common stocks of midsize and large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/12 20.82% Best calendar quarter Q2 09 28.30% Worst calendar quarter Q3 11 -24.00%
Average annual total returns (for periods ending 12/31/11)
Average Annual Total Returns Putnam VT Voyager Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class IA	Class IA		(17.64%)	1.81%	1.75%
Class IB	Class IB		(17.82%)	1.57%	1.51%
Russell 1000 Growth Index	Russell 1000 Growth Index	(no deduction for fees or expenses)	2.64%	2.50%	2.60%